SEGMENT INFORMATION - Non-current assets (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
SEGMENT INFORMATION
Current assets	$ 119,016,936	$ 59,586,403
Property and equipment	15,813,164	16,232,302
Exploration and evaluation assets	279,091,819	262,291,098
Other non-current assets	3,036,362	2,725,220
TOTAL ASSETS	416,958,281	340,835,023
Total liabilities	15,532,195	37,671,864
Canada
SEGMENT INFORMATION
Current assets	117,888,743	59,282,638
Property and equipment	680,859	689,410
Exploration and evaluation assets	112,337,763	95,738,413
TOTAL ASSETS	230,907,365	155,710,461
Total liabilities	12,713,435	35,220,994
United States
SEGMENT INFORMATION
Current assets	721,059	193,709
Property and equipment	15,132,305	15,542,892
Exploration and evaluation assets	139,495,657	141,027,791
Other non-current assets	2,292,210	2,314,201
TOTAL ASSETS	157,641,231	159,078,593
Total liabilities	2,020,014	1,837,525
Australia
SEGMENT INFORMATION
Current assets	407,134	110,056
Exploration and evaluation assets	27,258,399	25,524,894
Other non-current assets	744,152	411,019
TOTAL ASSETS	28,409,685	26,045,969
Total liabilities	$ 798,746	$ 613,345